Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share capital		Share premium	Receipts for warrants	Capital reserve from transactions with controlling shareholder	Capital reserve on share-based payments	Foreign currency cumulative translation reserve	Accumulated dAccumulated deficit eficit	Total
BALANCE at Dec. 31, 2019	$ 43		$ 20,594	$ 854	$ 53,993	$ 790	$ (975)	$ (75,857)	$ (558)
CHANGES DURING 2020:
Loss for the period								(9,481)	(9,481)
Currency translation differences							(64)		(64)
Comprehensive loss for the period							(64)	(9,481)	(9,545)
Issuance of share and warrants, net	15		6,120	1,215					7,350
Exercise of options		[1]	740	(49)		(107)			584
Expiry of warrants			782	(782)
Conversion of convertible loans into shares	5		1,722	(62)					1,665
Benefit in respect of controlling shareholder’s loan					60				60
Share-based payments						137			137
BALANCE at Dec. 31, 2020	63		29,958	1,176	54,053	820	(1,039)	(85,338)	(307)
CHANGES DURING 2020:
Loss for the period								(10,348)	(10,348)
Currency translation differences							(14)		(14)
Comprehensive loss for the period							(14)	(10,348)	(10,362)
Issuance of share and warrants, net	16		15,661						15,677
Exercise of options		[1]	29			(9)			20
Benefit in respect of controlling shareholder’s loan					8				8
Share-based payments						507			507
BALANCE at Dec. 31, 2021	79		45,648	1,176	54,061	1,318	(1,053)	(95,686)	5,543
CHANGES DURING 2020:
Loss for the period								(3,951)	(3,951)
Currency translation differences							(622)		(622)
Comprehensive loss for the period							(622)	(3,951)	(4,573)
Issuance of share and warrants, net	9		6,509	656					7,174
Share-based payments						728			728
BALANCE at Jun. 30, 2022	88		52,157	1,832	54,061	2,046	(1,675)	(99,637)	8,872
BALANCE at Dec. 31, 2021	79		45,648	1,176	54,061	1,318	(1,053)	(95,686)	5,543
CHANGES DURING 2020:
Loss for the period								(11,067)	(11,067)
Currency translation differences							(529)		(529)
Comprehensive loss for the period							(529)	(11,067)	(11,596)
Issuance of share and warrants, net	9		6,509	656					7,174
Expiry of warrants			345	(345)
Share-based payments						1,543			1,543
BALANCE at Dec. 31, 2022	88		52,502	1,487	54,061	2,861	(1,582)	(106,753)	2,664
CHANGES DURING 2020:
Loss for the period								(5,144)	(5,144)
Currency translation differences							(330)		(330)
Comprehensive loss for the period							(330)	(5,144)	(5,474)
Issuance of share and warrants, net	28		3,918	2,320					6,266
Share-based payments	3		769			637			1,409
BALANCE at Jun. 30, 2023	$ 119		$ 57,189	$ 3,807	$ 54,061	$ 3,498	$ (1,912)	$ (111,897)	$ 4,865

[1]	Amounts less than USD 1 thousand.